Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net Under Capital Leases (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 640,000,720	$ 32,516	$ 676,343,198	$ 701,190,066	$ 573,528,878
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,285,672,457		1,303,278,914	1,256,341,372	861,840,855
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(645,671,737)		(626,935,716)	$ (555,151,306)	$ (288,311,977)
Property, plant and equipment under capital leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,240,440		4,641,518
Property, plant and equipment under capital leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,770,681		8,116,532
Property, plant and equipment under capital leases [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,530,241		$ 3,475,014